Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
HPE has evaluated subsequent events through June 16, 2026, the date the financial statements were available to be issued.

On July 2, 2025, HPE completed its acquisition of Juniper Networks, Inc. (Juniper). Prior to the acquisition date, Juniper terminated the Juniper Networks, Inc. 401(k) Plan (the Juniper 401(k) Plan). A group rollover from the Juniper 401(k) Plan to the Plan of approximately $798.5 million occurred in March 2026.